HARRISON STREET INFRASTRUCTURE INCOME FUND Schedule of Investments December 31, 2025 (Unaudited)
Number of Shares		Value
Private Investment Funds(a) - 7.7%
	Diversified – 7.7%
—	AIGA Climate Fund I LP(b)	$7,098,455
—	DigitalBridge Credit II (Onshore) LP(c)	7,884,580
—	Nuveen Energy & Power Infrastructure Credit US Fund II LP(d)	4,869,000
—	Post Road Special Opportunity Fund III(e)	4,426,191
—	QIC Infrastructure Debt Fund II(f)	1,233,655
		25,511,881
	Total Private Investment Funds	25,511,881
	(Cost $24,714,638)
Common Stocks - 0.3%
	Airport Develop/Maintenance – 0.0%
120	Aeroports de Paris SA (France)	15,660
373	Japan Airport Terminal Co., Ltd. (Japan)	10,463
		26,123
	Building-Heavy Constructions – 0.0%
676	Cellnex Telecom SA (Spain)(g)	21,769
	Electric-Distribution – 0.0%
237	Eversource Energy	15,957
2,675	National Grid, PLC (United Kingdom)	41,029
382	Sempra	33,727
		90,713
	Electric-Generation – 0.0%
317	SSE PLC (United Kingdom)	9,294
	Electric-Integrated – 0.1%
671	CenterPoint Energy, Inc.	25,726
984	Chubu Electric Power Co., Inc. (Japan)	15,160
219	Entergy Corp.	20,242
450	Evergy, Inc.	32,620
496	FirstEnergy Corp.	22,206
98	IDACORP, Inc.	12,403
918	NextEra Energy, Inc.	73,697
2,053	PG&E Corp.	32,992
573	Xcel Energy, Inc.	42,322
		277,368
	Gas-Distribution – 0.0%
1,704	Italgas SpA (Italy)	19,006
452	NiSource, Inc.	18,875
126	Southwest Gas Holdings, Inc.	10,083
		47,964
	Pipelines – 0.1%
135	Cheniere Energy, Inc.	26,243
324	Enbridge, Inc. (Canada)	15,504
149	Targa Resources Corp.	27,490
567	TC Energy Corp. (Canada)	31,221
747	Williams Cos., Inc.	44,902
		145,360
	Public Thoroughfares – 0.0%
3,170	Transurban Group (Australia)	29,999
	REITS-Diversified – 0.0%
453	Crown Castle Inc., REIT	40,258
20	Equinix, Inc., REIT	15,323
		55,581
	Transport-Rail – 0.1%
338	Canadian Pacific Kansas City, Ltd. (Canada)	24,883
769	CSX Corp.	27,876
863	East Japan Railway Co. (Japan)	22,746
1,213	Getlink SE (France)	22,391
192	Union Pacific Corp.	44,414
		142,310
Number of Shares		Value
	Water – 0.0%
134	American Water Works Co., Inc.	$17,487
3,014	Pennon Group, PLC (United Kingdom)	21,361
		38,848
	Total Common Stocks	885,329
	(Cost $839,853)
Principal Amount		Value
Corporate Debts - 2.3%
	Building Products-Cement/Aggregate – 0.0%
$23,000	Quikrete Holdings, Inc., 6.38%, 3/1/2032(g)	23,956
	Cable/Satellite TV – 0.3%
12,000	Cable One, Inc., 4.00%, 11/15/2030(g)	9,262
	CCO Holdings, LLC/CCO Holdings Capital Corp.
70,000	6.38%, 9/1/2029(g)	70,997
178,000	4.75%, 3/1/2030(g)	170,120
82,000	Comcast Corp., 2.35%, 1/15/2027	80,768
37,000	Cox Communications, Inc., 3.50%, 8/15/2027(g)	36,606
181,000	CSC Holdings, LLC, 3.38%, 2/15/2031(g)	109,706
	Directv Financing, LLC/Directv Financing Co. – Obligor, Inc.
22,000	5.88%, 8/15/2027(g)	22,142
110,000	10.00%, 2/15/2031(g)	112,486
143,000	DISH Network Corp., 11.75%, 11/15/2027(g)	148,909
	LCPR Senior Secured Financing DAC
25,000	6.75%, 10/15/2027(g)	17,500
16,000	5.13%, 7/15/2029(g)	9,989
57,000	Midcontinent Communications, 8.00%, 8/15/2032(g)	58,440
62,000	Sunrise FinCo I BV, 4.88%, 7/15/2031(g)	59,105
25,000	Virgin Media Secured Finance, PLC, 4.50%, 8/15/2030(g)	23,239
		929,269
	Cellular Telecom – 0.1%
	Altice France SA
13,000	9.50%, 11/1/2029(g)	13,434
13,000	6.88%, 10/15/2030(g)	12,621
49,000	6.88%, 7/15/2032(g)	47,020
8,000	C&W Senior Finance, Ltd., 9.00%, 1/15/2033(g)	8,253
6,000	Liberty Costa Rica Senior Secured Finance, 10.88%, 1/15/2031(g)	6,304
	Rogers Communications, Inc.
48,000	3.20%, 3/15/2027	47,544
70,000	7.13% (UST + 2.62%), 4/15/2055(h)	73,907
40,000	T-Mobile USA, Inc., 3.75%, 4/15/2027	39,892
		248,975
	Electric-Distribution – 0.1%
59,000	Consolidated Edison Co. of New York, Inc., 4.00%, 12/1/2028	59,218
34,000	Eversource Energy, 5.45%, 3/1/2028	34,877
59,000	Exelon Corp., 3.40%, 4/15/2026	58,893
	Sempra
34,000	3.40%, 2/1/2028	33,506
40,000	6.88% (UST + 2.79%), 10/1/2054(h)	41,262
75,000	6.55% (UST + 2.14%), 4/1/2055(h)	76,491
48,000	XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029(g)	49,206
		353,453

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments December 31, 2025 (Unaudited) (continued)
Principal Amount		Value
	Electric-Generation – 0.0%
$12,136	AES Panama Generation Holdings SRL, 4.38%, 5/31/2030(g)	$11,428
	Vistra Operations Co., LLC
25,000	4.30%, 7/15/2029(g)	24,853
76,000	7.75%, 10/15/2031(g)	80,533
		116,814
	Electric-Integrated – 0.4%
99,000	AES Corp., 6.95% (UST + 2.89%), 7/15/2055(h)	98,168
41,000	Ameren Corp., 1.75%, 3/15/2028	39,026
	American Electric Power Co., Inc.
38,000	6.95% (UST + 2.68%), 12/15/2054(h)	40,882
15,000	7.05% (UST + 2.75%), 12/15/2054(h)	15,770
34,000	Black Hills Corp., 5.95%, 3/15/2028	35,299
70,000	CenterPoint Energy, Inc., 6.85% (UST + 2.95%), 2/15/2055(h)	75,171
41,000	CMS Energy Corp., 3.45%, 8/15/2027	40,661
5,000	Consumers Energy Co., 4.65%, 3/1/2028	5,086
40,000	Dominion Energy, Inc., 2.85%, 8/15/2026	39,712
59,000	Duke Energy Corp., 2.65%, 9/1/2026	58,512
45,000	Edison International, 7.88% (UST + 3.66%), 6/15/2054(h)	47,266
122,000	Emera, Inc., 6.75%, 6/15/2076(h)	123,065
70,000	Entergy Corp., 7.13% (UST + 2.67%), 12/1/2054(h)	73,546
85,000	Evergy, Inc., 6.65% (UST + 2.56%), 6/1/2055(h)	87,288
34,000	FirstEnergy Corp., 3.90%, 7/15/2027	33,890
41,000	Fortis, Inc./Canada, 3.06%, 10/4/2026	40,675
	NextEra Energy Capital Holdings, Inc.
40,000	1.90%, 6/15/2028	38,138
15,000	3.80% (UST + 2.55%), 3/15/2082(h)	14,733
34,000	Pacific Gas and Electric Co., 3.15%, 1/1/2026	34,000
97,000	PG&E Corp., 7.38% (UST + 3.88%), 3/15/2055(h)	101,083
48,000	PPL Capital Funding, Inc., 3.10%, 5/15/2026	47,851
48,000	Public Service Electric and Gas Co., 3.00%, 5/15/2027	47,522
9,000	Sierra Pacific Power Co., 6.20% (UST + 2.55%), 12/15/2055(h)	8,924
48,000	Southern Co., 4.85%, 6/15/2028	48,933
34,000	Southwestern Electric Power Co., 2.75%, 10/1/2026	33,704
35,000	Talen Energy Supply, LLC, 6.25%, 2/1/2034(g)	35,824
34,000	Virginia Electric and Power Co., 3.50%, 3/15/2027	33,858
48,000	WEC Energy Group, Inc., 4.75%, 1/15/2028	48,771
		1,347,358
	Gas-Distribution – 0.1%
74,000	AltaGas, Ltd., 7.20% (UST + 3.57%), 10/15/2054(g)(h)	76,780
48,000	CenterPoint Energy Resources Corp., 5.25%, 3/1/2028	49,231
41,000	NiSource, Inc., 3.49%, 5/15/2027	40,766
54,000	Spire, Inc., 6.45% (UST + 2.33%), 6/1/2056(h)	53,973
		220,750
	Independent Power Producer – 0.1%
82,000	Calpine Corp., 5.13%, 3/15/2028(g)	82,133
73,000	Clearway Energy Operating, LLC, 3.75%, 2/15/2031(g)	68,458
	NRG Energy, Inc.
53,000	5.25%, 6/15/2029(g)	53,354
61,000	3.63%, 2/15/2031(g)	57,038
		260,983
Principal Amount		Value
	Machinery-Pumps – 0.0%
$41,000	Xylem, Inc., 1.95%, 1/30/2028	$39,377
	Non-hazardous Waste Disposal – 0.1%
52,000	GFL Environmental, Inc., 3.50%, 9/1/2028(g)	51,170
59,000	Republic Services, Inc., 2.90%, 7/1/2026	58,731
59,000	Waste Connections, Inc., 4.25%, 12/1/2028	59,456
59,000	Waste Management, Inc., 3.15%, 11/15/2027	58,355
25,000	Wrangler Holdco Corp., 6.63%, 4/1/2032(g)	26,266
		253,978
	Oil Refining & Marketing – 0.0%
	Sunoco LP
74,000	4.50%, 10/1/2029(g)	72,289
2,000	5.63%, 3/15/2031(g)	2,016
46,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/2029	45,208
		119,513
	Oil-Field Services – 0.0%
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/2033(g)	40,507
	Pipelines – 0.7%
73,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/2029(g)	73,048
59,000	Boardwalk Pipelines LP, 4.45%, 7/15/2027	59,247
76,000	Buckeye Partners LP, 4.13%, 12/1/2027	75,125
48,000	Cheniere Corpus Christi Holdings, LLC, 5.13%, 6/30/2027	48,485
41,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	40,960
15,000	Columbia Pipelines Holding Co., LLC, 6.04%, 8/15/2028(g)	15,611
48,000	DCP Midstream Operating LP, 5.63%, 7/15/2027	48,944
40,000	DT Midstream, Inc., 4.13%, 6/15/2029(g)	39,514
	Enbridge, Inc.
59,000	3.70%, 7/15/2027	58,744
116,000	7.63% (UST + 4.42%), 1/15/2083(h)	126,516
	Energy Transfer LP
40,000	5.55%, 2/15/2028	41,090
60,000	7.13% (3-Month SOFR + 3.28%), 11/1/2066(i)	60,134
	Enterprise Products Operating, LLC
34,000	3.70%, 2/15/2026	33,971
10,000	4.60%, 1/11/2027	10,076
40,000	3.95%, 2/15/2027	40,055
24,000	6.83% (3-Month SOFR + 3.04%), 6/1/2067(h)	23,903
40,000	5.25% (3-Month SOFR + 3.30%), 8/16/2077(h)	39,963
36,000	5.38% (3-Month SOFR + 2.83%), 2/15/2078(h)	35,896
22,000	Excelerate Energy LP, 8.00%, 5/15/2030(g)	23,329
70,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 5/15/2032	73,012
5,000	Global Partners LP/GLP Finance Corp., 8.25%, 1/15/2032(g)	5,287
70,000	Hess Midstream Operations LP, 5.50%, 10/15/2030(g)	71,138
40,000	Kinder Morgan, Inc., 4.30%, 3/1/2028	40,231
99,000	Kinetik Holdings LP, 5.88%, 6/15/2030(g)	99,935
15,000	Midwest Connector Capital Co., LLC, 4.63%, 4/1/2029(g)	15,034
41,000	MPLX LP, 4.00%, 3/15/2028	40,940
45,000	NuStar Logistics LP, 5.63%, 4/28/2027	45,685
20,000	ONEOK, Inc., 5.38%, 6/1/2029	20,635
47,000	Plains All American Pipeline LP, 8.22% (3-Month SOFR + 4.37%), 11/15/2173(h)	47,170

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments December 31, 2025 (Unaudited) (continued)
Principal Amount		Value
	Pipelines - (continued)
$40,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	$38,905
50,000	Rockies Express Pipeline, LLC, 4.95%, 7/15/2029(g)	49,926
89,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (UST + 3.67%), 3/1/2055(h)	95,183
48,000	South Bow USA Infrastructure Holdings, LLC, 4.91%, 9/1/2027	48,475
12,000	Summit Midstream Holdings, LLC, 8.63%, 10/31/2029(g)	12,450
76,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(g)	76,658
65,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/2029	65,776
110,000	Transcanada Trust, 5.60% (UST + 3.99%), 3/7/2082(h)	109,066
59,000	Transcontinental Gas Pipe Line Co., LLC, 4.00%, 3/15/2028	58,994
	Venture Global LNG, Inc.
39,000	7.00%, 1/15/2030(g)	37,563
37,000	8.38%, 6/1/2031(g)	36,827
	Venture Global Plaquemines LNG, LLC
46,000	7.50%, 5/1/2033(g)	49,729
13,000	6.50%, 1/15/2034(g)	13,322
59,000	Western Midstream Operating LP, 4.75%, 8/15/2028	59,767
25,000	Whistler Pipeline, LLC, 5.40%, 9/30/2029(g)	25,824
		2,132,143
	REITS-Diversified – 0.0%
34,000	American Tower Corp., REIT, 5.25%, 7/15/2028	34,976
5,000	Crown Castle, Inc., REIT, 4.00%, 3/1/2027	4,991
41,000	Digital Realty Trust LP, REIT, 3.70%, 8/15/2027	40,809
10,000	Equinix, Inc., REIT, 1.80%, 7/15/2027	9,669
		90,445
	Retail-Propane Distribution – 0.0%
26,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 4/1/2029(g)	25,005
82,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/2031(g)	78,930
25,000	Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/2029(g)	24,421
		128,356
	Satellite Telecom – 0.0%
51,856	EchoStar Corp., 6.75%, 11/30/2030(j)	53,190
	Telecom Service – 0.2%
73,000	Bell Telephone Co. of Canada or Bell Canada, 6.88% (UST + 2.39%), 9/15/2055(h)	75,614
47,000	Fibercop SpA, 6.38%, 11/15/2033(g)	46,692
122,000	Frontier Communications Holdings, LLC, 8.63%, 3/15/2031(g)	128,773
70,000	GCI, LLC, 4.75%, 10/15/2028(g)	68,317
	TELUS Corp.
34,000	3.70%, 9/15/2027	33,806
74,000	7.00% (UST + 2.71%), 10/15/2055(h)	77,063
110,000	Windstream Services, LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/2031(g)	115,578
		545,843
	Telephone-Integrated – 0.1%
76,000	AT&T, Inc., 1.70%, 3/25/2026	75,622
41,000	British Telecommunications, PLC, 5.13%, 12/4/2028	42,097
113,000	Level 3 Financing, Inc., 6.88%, 6/30/2033(g)	115,684
Principal Amount		Value
	Telephone-Integrated - (continued)
$12,000	Sprint Capital Corp., 6.88%, 11/15/2028	$12,885
61,000	Telecom Italia Capital SA, 6.38%, 11/15/2033	64,227
15,000	Verizon Communications, Inc., 4.33%, 9/21/2028	15,131
		325,646
	Transport-Rail – 0.1%
34,000	Canadian National Railway Co., 2.75%, 3/1/2026	33,915
40,000	Canadian Pacific Railway Co., 1.75%, 12/2/2026	39,232
59,000	CSX Corp., 2.60%, 11/1/2026	58,397
40,000	Norfolk Southern Corp., 2.90%, 6/15/2026	39,847
59,000	Union Pacific Corp., 4.75%, 2/21/2026	59,023
		230,414
	Total Corporate Debts	7,460,970
	(Cost $7,366,280)
Number of Shares		Value
Warrants(a) - 0.0%
EV and Other Infrastructure – 0.0%
150	Highland Electric Fleets, Inc., 11/25/2030(k)	—
	Total Warrants	—
(Cost $0)
Principal Amount		Value
Hybrid Debt Investments(l) - 6.2%
	Power-Conventional Generation – 6.2%
$3,500,000	Birdsboro Power, LLC, 6.92% (1-Month SOFR + 3.25%), 10/8/2032(i)	3,530,625
908,608	CPV Shore Holdings, LLC, 7.42% (1-Month SOFR + 3.75%), 2/4/2032(i)	915,422
4,647,093	Eastern Power, LLC, 8.97% (1-Month SOFR + 5.25%), 4/3/2028(i)	4,686,292
971,377	Hill Top Energy Center, LLC, 6.92% (1-Month SOFR + 3.25%), 6/28/2032(i)	981,901
2,984,810	NGL Energy Operating, LLC, 7.22% (1-Month SOFR + 3.50%), 2/3/2031(i)	3,016,061
746,386	Oregon Clean Energy, LLC, 7.17% (3-Month SOFR + 3.50%), 7/12/2030(i)	751,193
987,500	Third Coast Infrastructure, LLC, 7.47% (1-Month SOFR + 3.75%), 9/25/2030(i)	997,790
5,745,130	West Deptford Energy Holdings, LLC, 7.72% (1-Month SOFR + 4.00%), 7/26/2032(i)	5,730,767
		20,610,051
	Total Hybrid Debt Investments	20,610,051
	(Cost $20,462,934)
Private Debts(a)(m) - 100.8%
	Digital Infrastructure-Data Center Services – 12.0%
	CoreWeave CAC IV, LLC
470,426	9.67% (3-Month SOFR + 6.00%), 6/28/2029(i)	477,342
704,330	9.86% (3-Month SOFR + 6.00%), 7/26/2029(i)	714,683
1,378,188	9.82% (3-Month SOFR + 6.00%), 8/27/2029(i)	1,398,447
1,754,422	9.91% (3-Month SOFR + 6.00%), 10/11/2029(i)	1,780,212
901,022	9.86% (3-Month SOFR + 6.00%), 10/28/2029(i)	914,267

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments December 31, 2025 (Unaudited) (continued)
Principal Amount		Value
	Digital Infrastructure-Data Center Services - (continued)
$1,019,191	9.82% (3-Month SOFR + 6.00%), 11/25/2029(i)	$1,034,173
496,793	9.74% (3-Month SOFR + 6.00%), 12/10/2029(i)	504,096
862,113	9.67% (3-Month SOFR + 6.00%), 12/31/2029(i)	874,785
933,930	9.90% (3-Month SOFR + 6.00%), 2/5/2030(i)	947,659
136,762	9.69% (3-Month SOFR + 6.00%), 3/20/2030(i)	138,772
813,357	9.86% (3-Month SOFR + 6.00%), 4/23/2030(i)	825,314
197,783	9.86% (3-Month SOFR + 6.00%), 4/25/2030(i)	200,690
109,250	9.87% (3-Month SOFR + 6.00%), 5/21/2030(i)	110,856
2,092,798	7.94% (3-Month SOFR + 4.25%), 8/26/2030(i)	2,123,562
605,373	7.94% (3-Month SOFR + 4.25%), 8/26/2030	614,272
1,923,082	8.13% (3-Month SOFR + 4.25%), 8/26/2030	1,951,352
124,237	10.34% (3-Month SOFR + 6.50%), 8/26/2030(i)	126,063
40,379	10.34% (3-Month SOFR + 6.50%), 8/26/2030(i)	40,973
436,564	CoreWeave CAC IV, LLC, Unfunded, 3/31/2026(n)	12,966
17,808,197	VCRDX Data Center 1, LLC, 9.17% (3-Month SOFR + 5.50%), 6/27/2029(i)(j)(o)	17,843,813
7,188,434	VDC OH11 Holdco, LLC, 8.85%, 9/18/2030(j)	7,178,370
2,811,566	VDC OH11 Holdco, LLC, Unfunded, 1.25%, 6/18/2026(n)	(3,936)
		39,808,731
	Digital Infrastructure-Fiber – 8.8%
15,000,000	Conterra Ultra Broadband SPV II, LLC, 10.37% (3-Month SOFR + 6.50%), 4/8/2028(i)	14,748,000
3,220,197	Glass Routes, LLC, 11.35% (3-Month SOFR + 7.50%), 5/15/2028(i)(j)	3,204,096
16,883,843	Glass Routes, LLC, Unfunded, 2.00%, 5/15/2028(n)	84,419
11,180,000	Mercury Broadband, LLC, 9.67% (3-Month SOFR + 6.00%), 8/6/2030	11,085,007
8,820,000	Mercury Broadband, LLC, Unfunded, 1.50%, 2/6/2027	36,722
		29,158,244
	Energy Transition-Battery Storage – 8.0%
11,000,000	esV Intermediate Holdco, LLC, 8.04% (3-Month SOFR + 4.35%), 3/22/2027(i)	11,000,000
2,172,315	On Energy Storage, Inc., 12.75%, 4/22/2027	2,209,896
389,260	Regis Laureles, LLC, 8.75% (WSJ Prime + 1.75%), 1/9/2026(i)	389,259
191,152	Regis Laureles, LLC, Unfunded, 1/9/2026(k)(n)	0
409,655	Regis Leakey, LLC, 8.75% (WSJ Prime + 1.75%), 1/9/2026(i)	409,655
393,102	Regis Leakey, LLC, Unfunded, 1/9/2026(k)(n)	0
482,640	Regis Medina Lake, LLC, 8.75% (WSJ Prime + 1.75%), 1/9/2026(i)	482,640
289,714	Regis Medina Lake, LLC, Unfunded, 1/9/2026(k)(n)	0
Principal Amount		Value
	Energy Transition-Battery Storage - (continued)
$436,978	Regis Medina, LLC, 8.75% (WSJ Prime + 1.75%), 1/9/2026(i)	$436,978
378,289	Regis Medina, LLC, Unfunded, 1/9/2026(k)(n)	0
346,228	Regis Muenster, LLC, 8.75% (WSJ Prime + 1.75%), 2/28/2026(i)	346,228
276,180	Regis Muenster, LLC, Unfunded, 0.74%, 2/28/2026(n)	0
426,416	Regis Utopia, LLC, 8.75% (WSJ Prime + 1.75%), 1/9/2026(i)	426,416
364,049	Regis Utopia, LLC, Unfunded, 1/9/2026(k)(n)	0
2,079,235	Spearmint Renewable Development Company, LLC, Tranche A, 13.75%, 6/9/2027(j)(p)	2,101,275
8,823,573	Spearmint Renewable Development Company, LLC, Tranche B, 10.75%, 9/9/2026(j)(p)	8,823,573
		26,625,920
	Energy Transition-Energy Efficiency – 3.9%
6,000,000	Ameresco, Inc., 9.55% (3-Month SOFR + 5.88%), 6/28/2029(i)	5,920,800
7,000,000	Budderfly SPV I, LLC, 8.17% (3-Month SOFR + 4.50%), 12/20/2028(i)	6,958,700
		12,879,500
	Energy Transition-Fuel Cells – 2.7%
8,871,569	IDF 13 Borrower, LLC, 8.64% (3-Month SOFR + 4.75%), 11/25/2032	8,570,038
6,128,431	IDF 13 Borrower, LLC, Unfunded, 1.25%, 11/25/2032	491,586
		9,061,624
	EV and Other Infrastructure – 4.5%
15,087,500	Highland Electric Fleets, Inc., 12.00%, 11/26/2031	14,716,844
	Midstream-Energy Distribution – 6.3%
18,000,000	Energyco II SA Facility A Notes, 8.85% (6-Month EURIBOR + 5.25%), 5/27/2032(i)(q)	20,963,685
	Midstream-Floating Production System – 2.4%
7,747,782	Salamanca Infrastructure Finance, LLC, 8.92% (3-Month SOFR + 5.25%), 10/1/2030(i)(j)	7,775,674
	Midstream-Hydrocarbon Production – 4.4%
14,929,228	Tres Energy, LLC, 10.17% (3-Month SOFR + 6.50%), 11/2/2029(i)	14,594,814
4,458,599	Tres Energy, LLC, Unfunded, 1.00%, 6/30/2026(n)	(44,140)
		14,550,674
	Midstream-Noble Gas Recovery & Recycling – 4.9%
16,500,000	Arencibia, Inc., 9.00%, 7/11/2030	16,308,600
	Power-Conventional Generation – 8.7%
7,538,147	Caithness Brookhaven, LLC, 8.96% (6-Month SOFR + 4.75%), 7/31/2029(i)	7,661,019
5,576,164	SL Energy Power Plant, 10.67% (3-Month SOFR + 7.00%), 9/22/2027	5,528,767
9,252,174	SL Energy Power Plant, Unfunded, 1.50%, 9/22/2027(n)	(78,643)
15,558,009	Trumbull Holdco 2, LLC, 12.82% (1-Month SOFR + 9.10%), 11/3/2026(i)(j)	15,612,462
		28,723,605
	Renewables-Solar – 24.3%
19,497,757	38DN Module Co. 1, LLC, 9.00%, 12/26/2026	19,449,013
415,338	38DN Module Co. 1, LLC, Unfunded, 12/26/2026(k)(n)	176
604,885	Broadlea Road Solar 1, LLC, 8.75% (WSJ Prime + 1.75%), 3/20/2026(i)	604,885

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments December 31, 2025 (Unaudited) (continued)
Principal Amount		Value
	Renewables-Solar - (continued)
$129,015	Broadlea Road Solar 1, LLC, Unfunded, 3/20/2026(k)(n)	$0
544,761	Chester Solar 1, LLC, 8.75% (WSJ Prime + 1.75%), 3/13/2026(i)	544,760
116,789	Chester Solar 1, LLC, Unfunded, 3/13/2026(k)(n)	0
25,000,000	EG U.S. Devco, LLC, 9.97% (3-Month SOFR + 6.26%), 7/15/2027(i)	24,700,000
1,080,885	Geranium Solar, LLC, 8.75% (WSJ Prime + 1.75%), 2/20/2026(i)	1,080,885
155,815	Geranium Solar, LLC, Unfunded, 2/20/2026(k)(n)	0
585,047	Goshen Solar 1, LLC, 8.75% (WSJ Prime + 1.75%), 6/14/2026(i)	585,047
38,303	Goshen Solar 1, LLC, Unfunded, 6/14/2026(k)(n)	0
490,157	Goshen Solar 2, LLC, 8.75% (WSJ Prime + 1.75%), 6/25/2026(i)	490,157
282,493	Goshen Solar 2, LLC, Unfunded, 6/25/2026(k)(n)	0
484,878	Gougar Road Solar 1, LLC, 8.75% (WSJ Prime + 1.75%), 3/13/2026(i)	484,878
22	Gougar Road Solar 1, LLC, Unfunded, 3/13/2026(k)(n)	0
15,000,000	Greenalia Power U.S. Advanced II, LLC, 10.64% (3-Month SOFR + 6.76%), 2/15/2027(i)	15,000,000
5,000,000	Greenalia SA Topco Uncovered Loan, 15.17% (3-Month SOFR + 11.40%), 10/15/2038(i)	5,046,000
667,100	Hillview Drive Solar, LLC, 8.75% (WSJ Prime + 1.75%), 3/20/2026(i)	667,100
167,850	Hillview Drive Solar, LLC, Unfunded, 3/20/2026(k)(n)	0
3,090,663	Lily Pond Road Solar 1, LLC, 8.75% (WSJ Prime + 1.75%), 10/9/2026	3,090,663
121,337	Lily Pond Road Solar 1, LLC, Unfunded, 10/9/2026(k)(n)	0
8,000,000	Nexamp NTPCO A, Unfunded, 2.50%, 2/14/2028(n)	(96,800)
243,072	Nexamp NTPCO B, 9.27% (3-Month SOFR + 5.50%), 8/14/2032	240,131
1,756,928	Nexamp NTPCO B, Unfunded, 2.50% (3-Month SOFR + 5.50%), 8/14/2032(i)(n)	(24,988)
6,000,000	PSE BorrowerCo, LLC, 8.21% (Daily SOFR + 4.50%), 11/10/2026(i)	6,009,600
2,689,905	SRC Construction Borrower 3, LLC, 10.00%, 7/24/2028(j)	2,685,332
858,957	SRC Construction Borrower 3, LLC, Unfunded, 1.75%, 7/24/2028(n)	(46,021)
		80,510,818
	Renewables-Wind and Transmission – 9.1%
30,000,000	SunZia Upper Co., LLC, 8.69% (3 – Month SOFR + 5.00%), 6/25/2026(i)	30,000,000
	Transportation-Parking and EV Charging – 0.8%
2,587,745	FlashParking AssetCo SPV, LLC, 8.52% (6 – Month SOFR + 4.65%), 9/5/2029(i)	2,570,148
7,412,255	FlashParking AssetCo SPV, LLC, Unfunded, 1.50%, 8/23/2027(n)	(50,403)
		2,519,745
	Total Private Debts	333,603,664
	(Cost $333,212,935)
Number of Shares		Value
Short-Term Investments - 3.4%
11,281,356	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.66%	$11,281,356
	Total Short-Term Investments	11,281,356
	(Cost $11,281,356)
	Total Investments – 120.7%	399,353,251
	(Cost $397,877,996)
	Liabilities in excess of Other Assets – (20.7)%	(68,477,905)
	Net Assets – 100.0%	$330,875,346

____________

(a)   Restricted Securities.

(b)   Partnership is not designated in units. The Fund owns approximately 4.2% of this Fund.

(c)   Partnership is not designated in units. The Fund owns approximately 1.5% of this Fund.

(d)   Partnership is not designated in units. The Fund owns approximately 0.1% of this Fund.

(e)   Partnership is not designated in units. The Fund owns approximately 1.1% of this Fund.

(f)    Partnership is not designated in units. The Fund owns approximately 1.2% of this Fund.

(g)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,962,308, which represents 0.9% of Net Assets.

(h)   The security is currently paying a fixed rate as presented and set to convert to a variable rate at a later date with the rate determined as [Referenced Rate + Basis-point spread].

(i)    Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

(j)    Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

(k)   Non-income producing security.

(l)    These securities are exempt from registration, under the Securities Act of 1933, may contain certain restrictions on resale, and may have delayed settlement.

(m)  Security value was determined by using significant unobservable inputs.

(n)   Par amount represents the Fund’s remaining commitment of additional debt upon request by the underlying borrower. The rate presented, if any, represents the commitment fee rate paid by the underlying borrower to the Fund with respect to the par amount of the commitment.

(o)   Entity is a wholly-owned subsidiary that has acquired private debt with the disclosed terms and an underlying borrower in the Data Services Sector.

(p)   The variable rate is subject to a contractual interest rate floor.

(q)   Principal amount shown in Euros; value shown in U.S. Dollars.

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

UST - 5-Year United States Treasury Rate

WSJ Prime - Wall Street Journal Prime Rate

Harrison Street Infrastructure Income Fund Schedule of Investments December 31, 2025 (Unaudited) (continued)

At December 31, 2025, the Harrison Street Infrastructure Income Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount			Value	Unrealized Appreciation (Depreciation)
				Buy	Sell
June 30, 2026	Bannockburn Global Forex	U.S. Dollar	Euro Currency	$22,173,238	EUR	18,770,201	$22,219,413	$(46,175)
								$(46,175)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of December 31, 2025, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)(d)	% of Net Assets
38DN Module Co. 1, LLC	7/24/2025	19,497,757	—	$19,483	$19,449	$—	5.9%
38DN Module Co. 1, LLC, Unfunded	8/6/2025	415,338	—	2	—	414	0.0%
AIGA Climate Fund I LP	7/5/2024	—	4.2%	6,624	7,098	3,506	2.1%
Ameresco, Inc.	9/5/2024	6,000,000	—	5,928	5,921	—	1.8%
Arencibia, Inc.	7/11/2025	16,500,000	—	16,275	16,309	—	4.9%
Broadlea Road Solar 1, LLC	3/27/2025	604,885	—	605	605	—	0.2%
Broadlea Road Solar 1, LLC, Unfunded	7/30/2025	129,015	—	—	—	129	0.0%
Budderfly SPV I, LLC	7/31/2024	7,000,000	—	7,002	6,959	—	2.1%
Caithness Brookhaven, LLC	4/3/2024	7,538,147	—	7,497	7,661	—	2.3%
Chester Solar 1, LLC	3/27/2025	544,761	—	545	545	—	0.2%
Chester Solar 1, LLC, Unfunded	7/30/2025	116,789	—	—	—	117	0.0%
Conterra Ultra Broadband SPV II, LLC	10/31/2024	15,000,000	—	14,798	14,748	—	4.5%
CoreWeave CAC IV, LLC
9.69%	7/30/2024	470,426	—	473	477	—	0.1%
9.86%	7/30/2024	704,330	—	708	715	—	0.2%
9.86%	8/27/2024	1,378,188	—	1,386	1,398	—	0.4%
9.87%	10/11/2024	1,754,422	—	1,764	1,780	—	0.5%
10.34%	10/28/2024	901,022	—	906	914	—	0.3%
10.34%	11/25/2024	1,019,191	—	1,025	1,034	—	0.3%
7.94%	12/10/2024	496,793	—	500	504	—	0.2%
8.13%	12/31/2024	862,113	—	867	875	—	0.3%
7.94%	2/5/2025	933,930	—	939	948	—	0.3%
9.67%	3/20/2025	136,762	—	137	139	—	0.0%
9.86%	4/23/2025	813,357	—	817	825	—	0.2%
9.82%	4/25/2025	197,783	—	199	201	—	0.1%
9.91%	5/21/2025	109,250	—	110	111	—	0.0%
9.86%	8/26/2025	124,237	—	125	126	—	0.0%
9.82%	8/29/2025	40,379	—	41	41	—	0.0%
9.74%	9/29/2025	2,092,798	—	2,103	2,124	—	0.6%
9.69%	11/19/2025	1,923,083	—	1,933	1,951	—	0.6%
9.90%	12/30/2025	605,373	—	608	614	—	0.2%
CoreWeave CAC IV, LLC, Unfunded	8/6/2025	436,564	—	8	13	430	0.0%
DigitalBridge Credit II (Onshore) LP	8/28/2024	—	1.5%	8,473	7,885	7,565	2.4%
EG U.S. Devco, LLC	12/24/2024	25,000,000	—	24,780	24,700	—	7.5%
Energyco II S.A. Facility A Notes	7/22/2025	18,000,000	—	20,882	20,964	—	6.3%
esV Intermediate Holdco, LLC	7/1/2024	11,000,000	—	10,982	11,000	—	3.3%
FlashParking AssetCo SPV, LLC	9/30/2024	2,587,745	—	2,588	2,570	—	0.8%
FlashParking AssetCo SPV, LLC, Unfunded	8/6/2025	7,412,255	—	31	(50)	7,412	0.0%
Geranium Solar, LLC	3/27/2025	1,080,885	—	1,081	1,081	—	0.3%
Geranium Solar, LLC, Unfunded	7/30/2025	155,815	—	—	—	156	0.0%
Glass Routes, LLC	5/21/2025	3,220,197	—	3,197	3,204	—	1.0%
Glass Routes, LLC, Unfunded	5/21/2025	16,883,843	—	(14)	84	16,715	0.0%
Goshen Solar 1, LLC	3/27/2025	585,047	—	585	585	—	0.2%

Harrison Street Infrastructure Income Fund Schedule of Investments December 31, 2025 (Unaudited) (concluded)
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)(d)	% of Net Assets
Goshen Solar 1, LLC, Unfunded	7/30/2025	38,303	—	$—	$—	$38	0.0%
Goshen Solar 2, LLC	3/27/2025	490,157	—	490	490	—	0.1%
Goshen Solar 2, LLC, Unfunded	7/30/2025	282,493	—	—	—	282	0.0%
Gougar Road Solar 1, LLC	3/27/2025	484,878	—	485	485	—	0.1%
Gougar Road Solar 1, LLC, Unfunded	7/30/2025	22	—	—	—	0	0.0%
Greenalia Power U.S. Advanced II, LLC	9/30/2024	15,000,000	—	15,026	15,000	—	4.5%
Greenalia S.A. Topco Uncovered Loan	4/30/2025	5,000,000	—	4,975	5,046	—	1.5%
Highland Electric Fleets, Inc.	11/26/2025	150	—	—	—	—	0.0%
Highland Electric Fleets, Inc.	11/26/2025	15,087,500	—	14,717	14,717	—	4.4%
Hillview Drive Solar, LLC	3/27/2025	667,100	—	667	667	—	0.2%
Hillview Drive Solar, LLC, Unfunded	7/30/2025	167,850	—	—	—	168	0.0%
IDF 13 Borrower, LLC	11/25/2025	8,871,569	—	8,570	8,570	—	2.6%
IDF 13 Borrower, LLC, Unfunded	11/25/2025	6,128,431	—	492	492	5,432	0.1%
Lily Pond Road Solar 1, LLC	8/18/2025	3,090,663	—	3,091	3,091	—	0.9%
Lily Pond Road Solar 1, LLC, Unfunded	8/18/2025	121,337	—	—	—	121	0.0%
Mercury Broadband, LLC	11/14/2025	11,180,000	—	11,085	11,085	—	3.4%
Mercury Broadband, LLC, Unfunded	11/14/2025	8,820,000	—	37	37	8,718	0.0%
Nexamp NTPCO A, Unfunded	8/29/2025	8,000,000	—	(45)	(97)	8,000	0.0%
Nexamp NTPCO B	9/3/2025	243,072	—	241	240	—	0.1%
Nexamp NTPCO B, Unfunded	8/29/2025	1,756,928	—	(15)	(25)	1,761	0.0%
Nuveen Energy & Power Infrastructure Credit US Fund II LP	12/1/2025	—	0.1%	4,869	4,869	15,131	1.5%
On Energy Storage, Inc.	7/21/2025	2,172,315	—	2,211	2,210	—	0.7%
Post Road Special Opportunity Fund III	7/14/2025	—	1.1%	3,373	4,426	1,840	1.3%
PSE BorrowerCo, LLC	9/4/2024	6,000,000	—	5,992	6,010	—	1.8%
QIC Infrastructure Debt Fund II	4/25/2025	—	1.2%	1,376	1,234	3,267	0.4%
Regis Laureles, LLC	7/11/2024	389,260	—	389	389	—	0.1%
Regis Laureles, LLC, Unfunded	7/17/2025	191,152	—	—	—	191	0.0%
Regis Leakey, LLC	7/11/2024	409,655	—	410	410	—	0.1%
Regis Leakey, LLC, Unfunded	7/21/2025	393,102	—	—	—	393	0.0%
Regis Medina Lake, LLC	7/11/2024	482,640	—	483	483	—	0.1%
Regis Medina Lake, LLC, Unfunded	7/21/2025	289,714	—	—	—	290	0.0%
Regis Medina, LLC	7/11/2024	436,978	—	437	437	—	0.1%
Regis Medina, LLC, Unfunded	7/21/2025	378,289	—	—	—	378	0.0%
Regis Muenster, LLC	7/11/2024	346,228	—	346	346	—	0.1%
Regis Muenster, LLC, Unfunded	7/21/2025	276,180	—	—	—	276	0.0%
Regis Utopia, LLC	7/11/2024	426,416	—	426	426	—	0.1%
Regis Utopia, LLC, Unfunded	7/21/2025	364,049	—	—	—	364	0.0%
Salamanca Infrastructure Finance, LLC	10/1/2024	7,747,782	—	7,738	7,776	—	2.4%
SL Energy Power Plant	10/16/2025	5,576,165	—	5,525	5,529	—	1.7%
SL Energy Power Plant, Unfunded	9/22/2025	9,252,174	—	(80)	(79)	9,252	0.0%
Spearmint Renewable Development Company, LLC, Tranche A	7/1/2024	2,079,236	—	2,057	2,101	—	0.6%
Spearmint Renewable Development Company, LLC, Tranche B	7/1/2024	8,823,573	—	8,824	8,824	—	2.7%
SRC Construction Borrower 3, LLC	10/18/2024	2,689,904	—	2,647	2,685	—	0.8%
SRC Construction Borrower 3, LLC, Unfunded	10/18/2024	858,957	—	(55)	(46)	904	0.0%
SunZia Upper Co., LLC	4/4/2024	30,000,000	—	30,000	30,000	—	9.2%
Tres Energy, LLC	3/31/2025	14,929,229	—	14,616	14,595	—	4.4%
Tres Energy, LLC, Unfunded	3/31/2025	4,458,599	—	51	(44)	4,403	0.0%
Trumbull Holdco 2, LLC	8/8/2024	15,558,009	—	15,517	15,612	—	4.7%
VCRDX Data Center 1, LLC	1/31/2025	17,808,197	—	17,820	17,844	—	5.5%
VDC OH11 Holdco, LLC	6/18/2025	7,188,434	—	7,155	7,178	—	2.2%
VDC OH11 Holdco, LLC, Unfunded	6/18/2025	2,811,566	—	(6)	(4)	2,812	0.0%
				$357,930	$359,117	$100,465	108.5%

(a)  The securities include Investment Funds and private debt investments. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of infrastructure.

(b)  Initial acquisition date as shares are purchased at various dates.

(c)  At December 31, 2025, the Fund has an additional outstanding unfunded commitment of $20 million related to a new Investment Fund.

(d)  Unfunded Commitments to Investment Funds approximate their fair values.